Stock options (Options Were Granted Based On The Black Scholes Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	0.00%	0.00%
Expected life	7 years	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.10%	1.09%
Expected volatility	144.00%	118.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.73%	1.26%
Expected volatility	175.00%	133.00%